Expense Example - Select Shares [Member] - Federated Hermes Money Market Management Digital Treasury Fund - RS	Mar. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	$ 100